11. Land use right, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 ZHEJIANG	Dec. 31, 2011 ZHEJIANG
Land use right	7,361	7,315
Less: Accumulated amortisation	(1,167)	(980)
Net	6,194	6,335
Amortisation expense	141	177	148